ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

October 3, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Ultimus Managers Trust (the “Trust”)

Post-Effective Amendment No. 256 to the Registration Statement on Form N-1A

File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, Adler Value Fund, Evolutionary Tree Innovators Fund, Kempner Multi-Cap Deep Value Fund, and Wavelength Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 for each of the Funds would not have differed from those contained in Post-Effective Amendment No. 256 (SEC Accession No. 0001580642-24-005804) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on September 27, 2024.

Please direct any comments or questions to the undersigned at 513.577.1693. Thank you.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Secretary of the Trust